Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000032910 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000032910 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000032910 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000032910 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000032910 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000032910 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032910 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032910 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032910 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032910 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032910 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000032910 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000032910 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000032910 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032910 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000032910 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032910 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000032910 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000032910 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000032910 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000032910 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000032910 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000032910 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032910 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000032912 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000032912 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000032912 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000032912 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000032912 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000032912 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032912 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032912 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032912 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032912 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032912 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000032912 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000032912 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000032912 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032912 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000032912 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032912 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000032912 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000032912 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000032912 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000032912 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000032912 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000032912 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032912 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034322 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000034322 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000034322 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000034322 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000034322 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034322 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034322 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034322 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034322 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034322 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000034322 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000034322 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000034322 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000034322 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034322 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034322 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000034322 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000034322 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000034322 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000034322 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000034322 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034322 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034322 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034322 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000094688 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000094688 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000094688 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000094688 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000094688 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000094688 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000094688 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000094688 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094688 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094688 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094688 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000094688 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000094688 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000094688 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094688 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000094688 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000094688 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000094688 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000094688 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000094688 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000094688 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000094688 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000094688 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094688 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253720 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000253720 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253720 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000253720 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253720 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253720 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253720 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253720 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253720 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253720 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253720 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000253720 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000253720 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253720 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253720 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253720 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253720 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000253720 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000253720 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000253720 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253720 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253720 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253720 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253720 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000094690 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000094690 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000094690 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000094690 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000094690 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000094690 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000094690 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000094690 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094690 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094690 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094690 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000094690 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000094690 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000094690 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094690 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000094690 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000094690 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000094690 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000094690 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000094690 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000094690 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000094690 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000094690 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094690 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000078989 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000078989 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000078989 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000078989 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000078989 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000078989 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078989 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078989 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078989 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078989 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078989 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000078989 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000078989 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000078989 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078989 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078989 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000078989 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000078989 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000078989 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000078989 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000078989 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000078989 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000078989 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078989 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000032915 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000032915 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000032915 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000032915 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000032915 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000032915 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032915 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032915 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032915 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032915 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032915 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000032915 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000032915 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000032915 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032915 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000032915 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032915 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000032915 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000032915 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000032915 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000032915 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000032915 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000032915 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032915 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000032858 | FR_685869EM7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032858 | FR_736754PD8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032858 | FR_89546RPT5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032858 | FR_685869GK9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000032858 | FR_736742G43
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032858 | FR_68607DUS2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032858 | FR_68608ENL2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032858 | FR_745291SY1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032858 | FR_7352402M4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032858 | FR_937440EN1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032858 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000032858 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000253715 | FR_685869EM7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253715 | FR_736754PD8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253715 | FR_89546RPT5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253715 | FR_685869GK9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253715 | FR_736742G43
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253715 | FR_68607DUS2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253715 | FR_68608ENL2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253715 | FR_745291SY1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253715 | FR_7352402M4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253715 | FR_937440EN1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253715 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253715 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000122662 | FR_685869EM7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122662 | FR_736754PD8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122662 | FR_89546RPT5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122662 | FR_685869GK9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122662 | FR_736742G43
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122662 | FR_68607DUS2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122662 | FR_68608ENL2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122662 | FR_745291SY1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122662 | FR_7352402M4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122662 | FR_937440EN1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122662 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000122662 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000177150 | FR_685869EM7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000177150 | FR_736754PD8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000177150 | FR_89546RPT5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000177150 | FR_685869GK9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000177150 | FR_736742G43
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177150 | FR_68607DUS2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177150 | FR_68608ENL2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177150 | FR_745291SY1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177150 | FR_7352402M4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177150 | FR_937440EN1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177150 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000177150 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000032862 | FR_685869EM7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032862 | FR_736754PD8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032862 | FR_89546RPT5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032862 | FR_685869GK9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000032862 | FR_736742G43
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032862 | FR_68607DUS2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032862 | FR_68608ENL2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032862 | FR_745291SY1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032862 | FR_7352402M4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032862 | FR_937440EN1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032862 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000032862 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000029373 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000029373 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000029373 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000029373 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029373 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000029373 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000029373 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029373 | California
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029373 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029373 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029373 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029373 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000029373 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029373 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029375 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000029375 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000029375 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000029375 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029375 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000029375 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000029375 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029375 | California
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029375 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029375 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029375 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029375 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000029375 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029375 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253711 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253711 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000253711 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000253711 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253711 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253711 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253711 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253711 | California
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253711 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253711 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253711 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253711 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000253711 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253711 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136874 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000136874 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000136874 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000136874 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000136874 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000136874 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000136874 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136874 | California
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000136874 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136874 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136874 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136874 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000136874 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136874 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000177149 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000177149 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000177149 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000177149 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000177149 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000177149 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000177149 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177149 | California
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177149 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000177149 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177149 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177149 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000177149 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177149 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029376 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000029376 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000029376 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000029376 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029376 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000029376 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000029376 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029376 | California
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029376 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029376 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029376 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029376 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000029376 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029376 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210388 | FR_361886DA9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210388 | FR_34528EAA9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210388 | FR_65479VAB2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210388 | FR_92866EAD1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210388 | FR_34528QHV9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210388 | FR_361886CR3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210388 | FR_36270GAA9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210388 | FR_06051GLX5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210388 | FR_912797RL3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210388 | FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210388 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210388 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210388 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000210388 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000210388 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000210388 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000210388 | AssetTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000082083 | FR_361886DA9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000082083 | FR_34528EAA9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000082083 | FR_65479VAB2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000082083 | FR_92866EAD1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082083 | FR_34528QHV9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082083 | FR_361886CR3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000082083 | FR_36270GAA9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000082083 | FR_06051GLX5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000082083 | FR_912797RL3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000082083 | FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000082083 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000082083 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000082083 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000082083 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000082083 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000082083 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000082083 | AssetTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206532 | FR_361886DA9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206532 | FR_34528EAA9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000206532 | FR_65479VAB2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000206532 | FR_92866EAD1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206532 | FR_34528QHV9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206532 | FR_361886CR3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206532 | FR_36270GAA9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206532 | FR_06051GLX5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206532 | FR_912797RL3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206532 | FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206532 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206532 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206532 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000206532 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000206532 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000206532 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000206532 | AssetTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	1.00%